Intangible Assets - Schedule of Changes in Intangible Assets (Parenthetical) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Transfers of concession contract assets to intangible assets	R$ 2,517	R$ 1,590	R$ 2,448